CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
OTHER INCOME
Interest	$ 305	$ 1,230	$ 375,158
Litigation settlement	0	0	1,891,035
Gain on sale of marketable securities	0	7,373	1,021,692
Loss on impairment of marketable securities	0	0	(433,973)
Gain on sale of equipment	0	0	1,978,105
Gain on sale of subsidiaries	0	0	474,577
Gain on settlement of debt	0	0	8,090,399
Foreign currency (loss) gain	28,929	1,313	(19,918)
Total OTHER INCOME	29,234	9,916	13,377,075
EXPENSES
Corporate general and administrative	763,473	2,328,143	17,438,592
Exploration	251,814	285,397	2,483,463
Legal and accounting	229,844	101,388	2,685,387
Venezuelan operations	63,807	286,549	3,529,098
Arbitration (Note 3)	438,667	2,687,179	16,804,402
Equipment holding costs	210,035	356,532	4,484,070
Write-down of machinery and equipment	0	0	4,471,921
Total EXPENSES	1,957,640	6,045,188	51,896,933
Loss before interest expense	(1,928,406)	(6,035,272)	(38,519,858)
Interest expense	(1,278,691)	(1,686,707)	(19,961,863)
Net loss for the period	$ (3,207,097)	$ (7,721,979)	$ (58,481,721)
Net loss per share, basic and diluted	$ (0.04)	$ (0.13)
Weighted average common shares outstanding	72,737,111	60,015,224